Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investment, Summarized Financial Information
Equity and cost method investments
December 31,	2013	2012
(Dollars in thousands)
Equity method investments:
Capital contributions, loans, advances and adjustments	$132,629	$21,543
Cumulative share of income	1,186,900	1,050,618
Cumulative share of distributions	(1,033,087)	(907,509)
	286,442	164,652
Cost method investments	15,330	15,269
Total investments in unconsolidated entities	$301,772	$179,921

Equity method investments, summarized financial position
December 31,	2013	2012
(Dollars in thousands)
Assets
Current	$520,804	$477,673
Due from affiliates	408,735	298,707
Property and other	2,080,436	1,951,887
	$3,009,975	$2,728,267
Liabilities and Equity
Current liabilities	$355,167	$353,044
Deferred credits	89,198	84,672
Long-term liabilities	31,605	33,856
Long-term capital lease obligations	707	405
Partners’ capital and shareholders’ equity	2,533,298	2,256,290
	$3,009,975	$2,728,267

Equity method investments, summarized results of operations
Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Results of Operations
Revenues	$6,239,200	$5,825,150	$5,540,220
Operating expenses	4,492,372	4,381,731	4,301,758
Operating income	1,746,828	1,443,419	1,238,462
Other income, net	4,019	7,190	960
Net income	$1,750,847	$1,450,609	$1,239,422

Fair Value Key Assumptions
Key assumptions
Average expected revenue growth rate (next ten years)	2.0%
Terminal revenue growth rate (after year ten)	2.0%
Discount rate	10.5%
Capital expenditures as a percentage of revenue	14.9-18.8%